Deferred Tax - Deferred tax liability (asset) (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax				$ 551,000
Unrecognised deferred tax assets	$ 42,204,000
Intangible assets and other timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	10,389,000	$ 4,685,000	$ 1,582,000
Unrelieved tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	(10,389,000)	$ (4,685,000)	$ (1,582,000)
Unrecognised deferred tax assets	38,132,000
Temporary differences on share schemes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 4,072,300.0000